SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS - Summary of Composition of Fair Value Impact of Issuance of Senior Convertible Preferred Shares (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Fair Value Impact Of Issuance Of Senior Convertible Preferred Shares [Abstract]
Fair value impact of the warrants	¥ 204,687		¥ 424,513
Fair value impact of the forward contracts	38,046		(294,156)
Gain from the TDR of the 2024 Notes (Note 13)			55,874
Fair value impact of the issuance of senior convertible preferred shares	¥ 242,733	$ 35,345	¥ 186,231